23. Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events
Subsequent Events	In February 2018, the Company issued 13,225,000 common shares in a public offering at a price of $2.00 per common share for net proceeds of approximately €19.7 million.